Provisions - Summary of Current and Non-Current Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in other provisions [abstract]
Other provisions, beginning balance	$ 167,526	$ 192,353
Additions	184,063	85,642
Utilization	(99,290)	(58,827)
Reversals	(18,123)
Reversals		(44,040)
Unwinding of discount and effect in changes due to discount rate	450	3,075
Effect of foreign currency exchange differences	19,701	(10,677)
Other provisions, ending balance	254,327	167,526
Other current provisions	120,791	72,769
Other non-current provisions	133,536	94,757
Restructuring provision, amount	6,726
Warranties
Changes in other provisions [abstract]
Other provisions, beginning balance	128,591	144,693
Additions	108,340	71,821
Utilization	(72,649)	(41,579)
Reversals	(19,310)
Reversals		(40,186)
Unwinding of discount and effect in changes due to discount rate	450	3,075
Effect of foreign currency exchange differences	16,671	(9,233)
Other provisions, ending balance	162,093	128,591
Other current provisions	49,805	36,640
Other non-current provisions	112,288	91,951
Employee benefits
Changes in other provisions [abstract]
Other provisions, beginning balance	902	3,222
Additions	9,879	259
Utilization	(7,255)	(1,154)
Reversals	1,905
Reversals		(215)
Unwinding of discount and effect in changes due to discount rate	0	0
Effect of foreign currency exchange differences	985	(1,210)
Other provisions, ending balance	6,416	902
Other current provisions	6,416	902
Other non-current provisions	0	0
Litigation
Changes in other provisions [abstract]
Other provisions, beginning balance	27,135	35,676
Additions	3,927	0
Utilization	(1,480)	(5,082)
Reversals	(583)
Reversals		(3,459)
Unwinding of discount and effect in changes due to discount rate	0	0
Effect of foreign currency exchange differences	0	0
Other provisions, ending balance	28,999	27,135
Other current provisions	28,999	27,135
Other non-current provisions	0	0
Other1
Changes in other provisions [abstract]
Other provisions, beginning balance	10,898	8,762
Additions	61,917	13,562
Utilization	(17,906)	(11,012)
Reversals	(135)
Reversals		(180)
Unwinding of discount and effect in changes due to discount rate	0	0
Effect of foreign currency exchange differences	2,045	(234)
Other provisions, ending balance	56,819	10,898
Other current provisions	35,571	8,092
Other non-current provisions	21,248	$ 2,806
Battery Recycling Provision
Changes in other provisions [abstract]
Other provisions, ending balance	$ 16,581